Other Income	6 Months Ended
Jun. 30, 2026
Other Income.
Other Income
17	Other Income

	(Unaudited) For the six-month
	period ended 30 June
	2026	2025
	USD	USD
Other income	777,532	434,165
	777,532	434,165